Shareholder Report, Holdings (Details) - C000243319	Jun. 30, 2025
46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.30%
808524797 | Schwab US Dividend Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
912797PE1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	7.60%
92206C680 | Vanguard Russell 1000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
09789C788 | BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
09661T107 | BNY Mellon US Large Cap Core Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
912797PQ4 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.80%
912797QM2 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.80%
922908744 | Vanguard Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	74.50%